COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitment [Abstract]
Disclosure of detailed information about contractual obligations [Table Text Block]
	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$1,188	$-	$-	$1,188
Loans payable principal and interest payments(1)	1,157	16,611	-	17,768
Payments related to acquisition of royalties and streams(2)	-	2,500	-	2,500
Total commitments	$2,345	$19,111	$-	$21,456

(1) Payments required to be made on the A&R Loan Facility based on the closing balance as at December 31, 2024, and assuming no conversion until maturity date.

(2) Payment required for the royalty on the Lama project of $2.5 million, payable in cash or Common Shares within 90 days upon the earlier of a 2 Moz gold Mineral Reserve estimate on the royalty area or March 9, 2026.